UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    Secretary & Treasurer
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    11/12/03
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     28-06287                         ABANCO Investments, Ltd.
     28-03420                         Ashford Capital Management
     28-02635                         Gardner, Russo & Gardner
     28-04558                         Parametric Portfolio Associates

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $1,468
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 --------------   -----       --------   -------   --- ----   ----------  --------  ----  ------  ----
ADC Telecommunications         Common           000886101    28        12,200    SH         Sole        None      12,200
AK Steel Holding               Common           001547108    29        14,400    SH         Sole        None      14,400
AT&T Wireless                  Common           00209A106   114        13,900    SH         Sole        None      13,900
Atmel Corporation              Common           049513104    67        16,650    SH         Sole        None      16,650
Conseco                        Common           208464883   190        10,541    SH         Sole        None      10,541
Corning                        Common           219350105   110        11,650    SH         Sole        None      11,650
Electroglas                    Common           285324109    29        14,250    SH         Sole        None      14,250
Grace W.R. Inc                 Common           38388F108    50        16,100    SH         Sole        None      16,100
Infonet Services               CL B             45666T106    25        12,050    SH         Sole        None      12,050
JPS Industries Group, Inc.     Common           46624E405    43        17,275    SH         Sole        None      17,275
KCS Energy                     Common           482434206   142        20,841    SH         Sole        None      20,841
Lucent Technologies            Common           549463107    47        21,900    SH         Sole        None      21,900
Primedia                       Common           74157K101    41        14,500    SH         Sole        None      14,500
Rite Aid                       Common           767754104    66        12,700    SH         Sole        None      12,700
Sunterra                       Common           86787D208   330        30,014    SH         Sole        None      30,014
Vitesse Semiconductor          Common           928497106    68        10,600    SH         Sole        None      10,600
OMI Corp                       Common           Y6476W104    89        13,500    SH         Sole        None      13,500
                                                          1,468       263,071                                    263,071




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